BUDGET INTERNAL CONTROL PROCEDURES	6 Months Ended
Jun. 30, 2019
BUDGET INTERNAL CONTROL PROCEDURES
NOTE 7 - BUDGET & INTERNAL CONTROL PROCEDURES

•	Internal control procedures for inventory and cash control are being developed and implemented on an ongoing basis to ensure higher levels of performances.
•	Annual financial budget is reviewed by the Board of Directors.
•	Quarterly variance reports are reviewed by the Board of Directors.